Time Based Restricted Stock Units Activity (Detail) (Time Based Restricted Stock Units R S U [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Time Based Restricted Stock Units R S U [Member]
Number of units
Outstanding, beginning of year	0
Granted	964,000	[1]
Vested	(123,000)
Forfeited	(24,000)
Outstanding, end of year	817,000		0
Weighted Average grant date fair value
Outstanding, beginning of year	$ 0
Granted	$ 20.13	[1]	$ 0.00	$ 0.00
Vested	$ 20.00
Forfeited	$ 20.10
Outstanding, end of year	$ 20.15		$ 0
Weighted Average remaining contractual term
Outstanding, end of year	1 year 9 months 18 days
Aggregate intrinsic value
Outstanding, end of year	$ 18.4

[1]	Includes time-based RSUs granted in consideration of the cancellation and forfeiture of certain unvested performance options under the 2008 Equity Plan, as discussed above.